AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF
ADVISORSHARES FOCUSED EQUITY ETF NYSE Arca Ticker: CWS
INVESTMENT OBJECTIVE
The AdvisorShares Focused Equity ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Focused Equity ETF AdvisorShares Focused Equity ETF
MANAGEMENT FEES	0.75%	[1]
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.32%	[2]
TOTAL ANNUAL OPERATING EXPENSES	1.07%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.32%)	[3]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	0.75%
[1]	The management fee above reflects the base fee. Actual management fees may be higher or lower depending on the Fund’s performance compared to its performance benchmark and can range from 0.65% to 0.85%.
[2]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the annual rate of the management fee, which can range from 0.65% to 0.85%, for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
| AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | USD ($)	77	309

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in a focused group of U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The investment strategy is expected to result in low turnover with an expected average holding period of at least one year. The investment strategy typically identifies large- and mid-capitalization stocks, although the Fund also may invest in certain small-capitalization or micro-capitalization stocks to a lesser extent and at certain times.

The Advisor may use a variety of methods for security selection and will seek to focus on firms that are fundamentally sound and have shown consistency in their financial results and high earnings quality. The Advisor may look for stocks with a strong history of sales and earnings growth, or companies that have steadily increased their earnings and dividends for several years. Often, these companies have strong operating histories with dominant position in their respective markets and proven management teams. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the Advisor. Typically, on an annual basis, the Advisor will remove only a small number of the securities in the portfolio and replace them with the same number of new securities that better fit the Advisor’s security selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk.  ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Capitalization Risk.  Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund’s value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization Risk.  Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Small-Capitalization Risk. Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com .